STATEMENTS OF LOSS (CAD)	12 Months Ended			113 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Mineral property acquisition and exploration expenditures	51,425	0	0	524,749
Office and sundry	1,538	5,948	4,291	96,805
Rent	0	0	0	13,480
Professional fees	22,524	34,425	24,004	355,726
Transfer agent fees	784	1,168	78	6,705
Director fees	0	0	0	20,087
Loss on bridge loan conversion	0	0	0	51,210
Stock-based compensation	0	0	0	71,000
Total expenses	(76,271)	(41,541)	(28,373)	(1,139,762)
Interest income	0	0	0	12,476
Interest expense	(400)	(255)	0	(2,418)
Foreign exchange gain (loss)	447	(35)	(418)	9,894
Net loss for the year	(76,223)	(41,831)	(28,791)	(1,119,809)
Loss per share - basic and diluted	0.00	(0.16)	(0.07)
Weighted average shares outstanding	46,249,759	266,152	400,715